Annual Total Returns[BarChart] - Transamerica PIMCO Total Return VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.27%	7.55%	(2.46%)	4.67%	0.69%	2.71%	4.89%	(0.65%)	8.41%	7.68%